Defined benefit plans (Detail 10) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Total pension plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 30,599	SFr 28,934
Swiss plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 25,984	SFr 24,614
Plan asset allocation %		100.00%	100.00%
Swiss plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 117	SFr 869
Plan asset allocation %		0.00%	4.00%
Swiss plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 2,787	SFr 2,689
Plan asset allocation %		11.00%	11.00%
Swiss plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 650	SFr 938
Plan asset allocation %		3.00%	4.00%
Swiss plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 8,615	SFr 7,728
Plan asset allocation %		33.00%	31.00%
Swiss plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 2,221	SFr 2,222
Plan asset allocation %		9.00%	9.00%
Swiss plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 6,214	SFr 5,877
Plan asset allocation %		24.00%	24.00%
Swiss plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 563	SFr 1,176
Plan asset allocation %		2.00%	5.00%
Swiss plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 23	SFr 42
Plan asset allocation %		0.00%	0.00%
Swiss plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 4,781	SFr 3,059
Plan asset allocation %		18.00%	12.00%
Swiss plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 12	SFr 15
Plan asset allocation %		0.00%	0.00%
Swiss plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 17,922	SFr 17,923
Swiss plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		117	869
Swiss plan | Quoted in active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		650	938
Swiss plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		7,317	6,558
Swiss plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	2,221	2,222
Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	6,214	5,877
Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	563	1,176
Swiss plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		839	283
Swiss plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		8,061	6,691
Swiss plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,787	2,689
Swiss plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,298	1,170
Swiss plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
Swiss plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
Swiss plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
Swiss plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		23	42
Swiss plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,942	2,776
Swiss plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		12	15
UK plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 3,381	SFr 3,175
Plan asset allocation %		100.00%	100.00%
UK plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 159	SFr 133
Plan asset allocation %		5.00%	4.00%
UK plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,666	SFr 1,131
Plan asset allocation %		49.00%	36.00%
UK plan | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1	SFr 1
Plan asset allocation %		0.00%	0.00%
UK plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 31	SFr 39
Plan asset allocation %		1.00%	1.00%
UK plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 1,020	SFr 984
Plan asset allocation %		30.00%	31.00%
UK plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 706	SFr 528
Plan asset allocation %		21.00%	17.00%
UK plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 21	SFr 23
Plan asset allocation %		1.00%	1.00%
UK plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 143	SFr 245
Plan asset allocation %		4.00%	8.00%
UK plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 56	SFr 39
Plan asset allocation %		2.00%	1.00%
UK plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 128	SFr 111
Plan asset allocation %		4.00%	4.00%
UK plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 1	SFr 76
Plan asset allocation %		0.00%	2.00%
UK plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	SFr (549)	SFr (134)
Plan asset allocation %	[2]	(16.00%)	(4.00%)
UK plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 3,257	SFr 2,955
UK plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		159	133
UK plan | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1,666	1,131
UK plan | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1	1
UK plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		31	39
UK plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,020	984
UK plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	625	500
UK plan | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	21	23
UK plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	143	245
UK plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	56	39
UK plan | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		100	39
UK plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		(4)	(35)
UK plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	(560)	(144)
UK plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		124	221
UK plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UK plan | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UK plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	81	28
UK plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UK plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UK plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UK plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		27	72
UK plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		5	111
UK plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	11	10
US and German plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,234	1,144
US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,234	SFr 1,144
Weighted average plan asset allocation %		100.00%	100.00%
US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 74	SFr 75
Weighted average plan asset allocation %		6.00%	7.00%
US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 195	SFr 158
Weighted average plan asset allocation %		16.00%	14.00%
US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 10	SFr 13
Weighted average plan asset allocation %		1.00%	1.00%
US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 44	SFr 42
Weighted average plan asset allocation %		4.00%	4.00%
US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1	SFr 1
Weighted average plan asset allocation %		0.00%	0.00%
US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 291	SFr 264
Weighted average plan asset allocation %		24.00%	23.00%
US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 270	SFr 248
Weighted average plan asset allocation %		22.00%	22.00%
US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 210	SFr 218
Weighted average plan asset allocation %		17.00%	19.00%
US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 19	SFr 18
Weighted average plan asset allocation %		2.00%	2.00%
US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 46	SFr 42
Weighted average plan asset allocation %		4.00%	4.00%
US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 5	SFr 5
Weighted average plan asset allocation %		0.00%	0.00%
US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 12	SFr 11
Weighted average plan asset allocation %		1.00%	1.00%
US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 21	SFr 19
Weighted average plan asset allocation %		2.00%	2.00%
US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 17	SFr 18
Weighted average plan asset allocation %		1.00%	2.00%
US plans | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 15	SFr 8
Weighted average plan asset allocation %		1.00%	1.00%
US plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 4	SFr 3
Weighted average plan asset allocation %		0.00%	0.00%
US plans | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,204	SFr 1,115
US plans | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		74	75
US plans | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	195	158
US plans | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	10	13
US plans | Quoted in active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	44	42
US plans | Quoted in active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1	1
US plans | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		291	264
US plans | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		270	248
US plans | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	210	218
US plans | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	19	18
US plans | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	46	42
US plans | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	5	5
US plans | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		21	19
US plans | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		15	8
US plans | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		4	3
US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	30	29
US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		12	11
US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		17	18
US plans | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Total pension plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		20,590	28,934
UBS AG | Swiss plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 15,975	SFr 24,614
Plan asset allocation %		100.00%	100.00%
UBS AG | Swiss plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 72	SFr 869
Plan asset allocation %		0.00%	4.00%
UBS AG | Swiss plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 1,714	SFr 2,689
Plan asset allocation %		11.00%	11.00%
UBS AG | Swiss plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 400	SFr 938
Plan asset allocation %		3.00%	4.00%
UBS AG | Swiss plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 5,297	SFr 7,728
Plan asset allocation %		33.00%	31.00%
UBS AG | Swiss plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,366	SFr 2,222
Plan asset allocation %		9.00%	9.00%
UBS AG | Swiss plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 3,821	SFr 5,877
Plan asset allocation %		24.00%	24.00%
UBS AG | Swiss plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 346	SFr 1,176
Plan asset allocation %		2.00%	5.00%
UBS AG | Swiss plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 14	SFr 42
Plan asset allocation %		0.00%	0.00%
UBS AG | Swiss plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 2,940	SFr 3,059
Plan asset allocation %		18.00%	12.00%
UBS AG | Swiss plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 7	SFr 15
Plan asset allocation %		0.00%	0.00%
UBS AG | Swiss plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 11,019	SFr 17,923
UBS AG | Swiss plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		72	869
UBS AG | Swiss plan | Quoted in active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		400	938
UBS AG | Swiss plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		4,499	6,558
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1,366	2,222
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	3,821	5,877
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	346	1,176
UBS AG | Swiss plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		516	283
UBS AG | Swiss plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		4,956	6,691
UBS AG | Swiss plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,714	2,689
UBS AG | Swiss plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		798	1,170
UBS AG | Swiss plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | Swiss plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | Swiss plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | Swiss plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		14	42
UBS AG | Swiss plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,423	2,776
UBS AG | Swiss plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		7	15
UBS AG | UK plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 3,381	SFr 3,175
Plan asset allocation %		100.00%	100.00%
UBS AG | UK plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 159	SFr 133
Plan asset allocation %		5.00%	4.00%
UBS AG | UK plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,666	SFr 1,131
Plan asset allocation %		49.00%	36.00%
UBS AG | UK plan | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1	SFr 1
Plan asset allocation %		0.00%	0.00%
UBS AG | UK plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 31	SFr 39
Plan asset allocation %		1.00%	1.00%
UBS AG | UK plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 1,020	SFr 984
Plan asset allocation %		30.00%	31.00%
UBS AG | UK plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 706	SFr 528
Plan asset allocation %		21.00%	17.00%
UBS AG | UK plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 21	SFr 23
Plan asset allocation %		1.00%	1.00%
UBS AG | UK plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 143	SFr 245
Plan asset allocation %		4.00%	8.00%
UBS AG | UK plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 56	SFr 39
Plan asset allocation %		2.00%	1.00%
UBS AG | UK plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 128	SFr 111
Plan asset allocation %		4.00%	4.00%
UBS AG | UK plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 1	SFr 76
Plan asset allocation %		0.00%	2.00%
UBS AG | UK plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	SFr (549)	SFr (134)
Plan asset allocation %	[2]	(16.00%)	(4.00%)
UBS AG | UK plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 3,257	SFr 2,955
UBS AG | UK plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		159	133
UBS AG | UK plan | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1,666	1,131
UBS AG | UK plan | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1	1
UBS AG | UK plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		31	39
UBS AG | UK plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,020	984
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	625	500
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	21	23
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	143	245
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	56	39
UBS AG | UK plan | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		100	39
UBS AG | UK plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		(4)	(35)
UBS AG | UK plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	(560)	(144)
UBS AG | UK plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		124	221
UBS AG | UK plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | UK plan | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | UK plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	81	28
UBS AG | UK plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | UK plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		27	72
UBS AG | UK plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		5	111
UBS AG | UK plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	11	10
UBS AG | US and German plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,234	1,144
UBS AG | US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,234	SFr 1,144
Weighted average plan asset allocation %		100.00%	100.00%
UBS AG | US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 74	SFr 75
Weighted average plan asset allocation %		6.00%	7.00%
UBS AG | US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 195	SFr 158
Weighted average plan asset allocation %		16.00%	14.00%
UBS AG | US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 10	SFr 13
Weighted average plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 44	SFr 42
Weighted average plan asset allocation %		4.00%	4.00%
UBS AG | US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1	SFr 1
Weighted average plan asset allocation %		0.00%	0.00%
UBS AG | US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 291	SFr 264
Weighted average plan asset allocation %		24.00%	23.00%
UBS AG | US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 270	SFr 248
Weighted average plan asset allocation %		22.00%	22.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 210	SFr 218
Weighted average plan asset allocation %		17.00%	19.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 19	SFr 18
Weighted average plan asset allocation %		2.00%	2.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 46	SFr 42
Weighted average plan asset allocation %		4.00%	4.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 5	SFr 5
Weighted average plan asset allocation %		0.00%	0.00%
UBS AG | US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 12	SFr 11
Weighted average plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 21	SFr 19
Weighted average plan asset allocation %		2.00%	2.00%
UBS AG | US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 17	SFr 18
Weighted average plan asset allocation %		1.00%	2.00%
UBS AG | US plans | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 15	SFr 8
Weighted average plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 4	SFr 3
Weighted average plan asset allocation %		0.00%	0.00%
UBS AG | US plans | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	SFr 1,204	SFr 1,115
UBS AG | US plans | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		74	75
UBS AG | US plans | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	195	158
UBS AG | US plans | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	10	13
UBS AG | US plans | Quoted in active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	44	42
UBS AG | US plans | Quoted in active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	1	1
UBS AG | US plans | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		291	264
UBS AG | US plans | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		270	248
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	210	218
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	19	18
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	46	42
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	5	5
UBS AG | US plans | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		21	19
UBS AG | US plans | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		15	8
UBS AG | US plans | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		4	3
UBS AG | US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	30	29
UBS AG | US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	0	0
UBS AG | US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		12	11
UBS AG | US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		17	18
UBS AG | US plans | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		SFr 0	SFr 0

[1]
The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification.

[2]	Mainly relates to repurchase arrangements on UK treasury bonds.